Transactions with Related Parties, Revolving Convertible Promissory Note (Details) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
	Sep. 07, 2015 USD ($) Amendment $ / shares	Dec. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Accumulated Deficit [Abstract]
Amortization (Note 11)			$ 3,334	$ 1,330
Jelco [Member] | September 7, 2015 Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Drawdown request	$ 3,500
Number of amendments | Amendment	10
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 0.90
Applicable Limit [Abstract]
Beginning balance		$ 21,165	21,165	21,165
Additions			3,500
Ending balance		21,165	24,665	21,165
Debt Discount [Abstract]
Beginning balance		(21,165)	(21,165)	(21,165)
Ending balance		(21,165)	(21,165)	(21,165)
Accumulated Deficit [Abstract]
Beginning balance		1,826	2,207	872
Amortization (Note 11)		381	1,687	954
Ending balance		2,207	3,894	1,826
Debt [Abstract]
Beginning balance		1,826	2,207	872
Additions			0
Amortization (Note 11)		381	1,687	954
Ending balance		2,207	3,894	1,826
Additional Paid-in Capital [Abstract]
Beginning balance		21,165	21,165	21,165
Ending balance		$ 21,165	$ 21,165	$ 21,165
Jelco [Member] | September 7, 2015 Revolving Convertible Promissory Note [Member] | LIBOR [Member]
Convertible Promissory Notes [Abstract]
Term of variable rate			3 months
Margin on variable rate	5.00%